Working Capital Facilities	12 Months Ended
Sep. 30, 2023
Working Capital Facilities
Working Capital Facilities

12. Working Capital Facilities

a) Revolving Credit Facility

As at September 30, 2023, the maximum funds available under the facility also amounted to $11.82 million (Cdn $16 million).

The interest on the revolving credit facility is the greater of a) 7.05% per annum above the Prime Rate or b) 12% per annum. Interest is payable monthly.

	September 30	September 30
	2023	2022
Opening balance	$11,635	$3,277
Exchange difference	186	(207)
Payments made during the year	(34,184)	(11,435)
Finance cost paid	(1,543)	(1,522)
Cash drawn during the year	35,727	21,522
Closing balance	$11,821	$11,635

On December 17, 2021, the credit agreement was amended to extend the maturity from December 31, 2021 to December 31, 2022. All other terms and conditions are unchanged. In exchange for extension, the Company paid Canadian $70 as extension fee. On February 23, 2022, the credit agreement was again amended to increase the credit facility from C$7 million to C$11 million to support the sales growth and investment in working capital.

In May 2022, the credit agreement was amended to increase the credit facility from C$11 million to C$14 million to support the sales growth and investment in working capital. In exchange for increase in the borrowing limit, the Company issued 46,155 shares at Cdn $3.25 (as determined by five-day volume weighted average) as compensation for Canadian $150 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

In June 2022, the credit agreement was again amended to add to the definition of “Credit Facility Advance Rate Limit” 50% of the Value of Eligible Inventory that is in-transit to or between locations owned by the Borrower or with respect to which a Collateral Access Agreement has been obtained plus the Value of Eligible Receivables on account of Purchase Orders with respect to which the related goods are expected to ship prior to December 31, 2022. In exchange for this amendment to the definition of “Credit Facility Advance Rate Limit”, the Company issued 16,949 shares at Cdn $2.95 (as determined by five-day volume weighted average) as compensation for Canadian $50 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

In July 2022, the credit agreement was amended to increase the credit facility from C$14 million to C$16 million to support the sales growth and investment in working capital. In exchange for increase in the borrowing limit, the Company issued 11,764 shares at Cdn $4.25 (as determined by five-day volume weighted average) as compensation for Canadian $50 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

On December 20, 2022, the Company renewed its revolving facility and extended the term of the facility by six months to June 30, 2023, with the Company having the option to extend the facility by a further six months to December 31, 2023. In exchange for this renewal and amendment to the definition of “Credit Facility Advance Rate Limit”, the Company issued 14,414 shares at Cdn $5.55 (as determined by five-day volume weighted average) as compensation for Canadian $80 amendment fee. This was included within finance costs on the statement of earnings. The terms include a reduction in the interest rate calculation by 1%. All other terms and conditions are unchanged.

On June 30, 2023, the Company renewed its revolving facility and extended the term of the facility by three months to September 29, 2023, with the Company having the option to extend the facility by a further three months to December 31, 2023. In exchange for this renewal, the Company issued 8,376 shares at Cdn $4.77 (as determined by five-day volume weighted average) as compensation for Cdn

$40 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

On September 29, 2023, the Company renewed its revolving facility and extended the term of the facility by three months to December 29, 2023. In exchange for this renewal, the Company issued 10,443 shares at Cdn $3.83 (as determined by five-day volume weighted average) as compensation for Cdn $40 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

At the time of issuance of the shares in lieu of the renewal fee, the Company debited the finance cost and credited equity.

b) Promissory Note

	September 30,	September 30,
	2023	2022
Promissory Note(i) opening balance	$4,363	$4,363
Finance cost	126
Repayment of Promissory Note (i)	(4,489)	-
Promissory Note (ii) issued	1,050	-
Repayment of Promissory Note (ii)	(24)	-
	$1,026	$4,363
i)

The promissory note was secured by the personal guarantee of Dr. Sankar Das Gupta, (then CEO) and the controlling shareholder of the Company, as well as a pledge of 25,700,000 Common Shares by Chairman Dr. Sankar Das Gupta in favour of the lender. The Promissory Note was for $4,363 (Cdn $6 million) and had interest at the greater of a) 10% per annum or b) 7% per annum above the Prime Rate.

On November 14, 2022, the Company repaid the promissory note in the amount of $4.4 million (Cdn $6 million) via the proceeds of an equity raise. Upon repayment, the pledge of 27,500,000 Common Shares by Dr. Das Gupta on the share certificates was cancelled.

ii)

 On March 31, 2023, the Company purchased 100% of the membership interest in Sustainable Energy Jamestown LLC (“SEJ”), a New York incorporated company controlled by the majority shareholders of the Company. In return, the Company issued a promissory note for $1.05 million to the members of SEJ, of which $24 has been paid as part of the private placement in Nov 2023, with a term of 365 days bearing interest at 7.5% annually payable at maturity. The Company maintains the ability to prepay the promissory note prior to the maturity date. This note is to be read in conjunction with note 27 on restatement of 2022 financial statements and note 16 on related parties.